Filed Pursuant to Rule 497(e)

Registration Statement No. 333 - 292532

TIAA SEPARATE ACCOUNT VA-5

TIAA INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

PROSPECTUS SUPPLEMENT NUMBER (1)

Dated June 3 to the Intelligent Variable Annuity® Prospectus dated May 1, 2026

This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus. Please keep this supplement with your prospectus for future reference.

Vanguard VIF Capital Growth Portfolio

In Appendix A the Portfolio name is amended as of May 12, 2026.

Portfolio
Vanguard VIF PRIMECAP Portfolio

For more information refer to the Vanguard Variable Insurance Funds Prospectus.

Templeton Developing Markets VIP Fund

In Appendix A the Portfolio name is corrected.

Portfolio
Templeton Emerging Markets VIP Fund

For more information refer to Franklin Templeton VIP Trust Funds Prospectus.

Internal Use Only (I)

In Appendix A the following Portfolio expenses are corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Janus Henderson Forty Portfolio	0.62%
Janus Henderson Mid Cap Value Portfolio	0.72%

For more information refer to the Janus Henderson Forty Portfolio Prospectus and the Janus Henderson Mid Cap Value Portfolio Prospectus.

In Appendix A the following Portfolio expense is corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Neuberger Berman Mid Cap Intrinsic Value Portfolio	0.85%

For more information refer to the Neuberger Berman Mid Cap Intrinsic Value Portfolio Prospectus.

Please keep this supplement with your prospectus for future reference.

PIKE14 (6/26)

Internal Use Only (I)